Schedule of Portfolio Investments	Boston Trust Asset Management Fund
September 30, 2019 (Unaudited)

COMMON STOCKS (79.4%)
Security Description	Shares	Fair Value ($)

Communication Services (7.7%)
Alphabet, Inc., Class A (a)	2,000	2,442,280
Alphabet, Inc., Class C (a)	15,000	18,285,000
Comcast Corp., Class A	275,000	12,397,000
Omnicom Group, Inc.	35,000	2,740,500
Verizon Communications, Inc.	100,000	6,036,000
		41,900,780

Consumer Discretionary (4.9%)
Autoliv, Inc.	35,000	2,760,800
NIKE, Inc., Class B	115,000	10,800,800
Ross Stores, Inc.	30,000	3,295,500
Starbucks Corp.	110,000	9,726,200
		26,583,300

Consumer Staples (7.3%)
Church & Dwight Co., Inc.	75,000	5,643,000
Costco Wholesale Corp.	45,000	12,964,950
Diageo PLC, Sponsored ADR	25,000	4,088,000
McCormick & Co., Inc.	25,000	3,907,500
PepsiCo, Inc.	30,000	4,113,000
Procter & Gamble Co.	25,000	3,109,500
Sysco Corp.	50,000	3,970,000
The Hershey Co.	10,000	1,549,900
		39,345,850

Energy (2.1%)
Chevron Corp.	27,500	3,261,500
ConocoPhillips	50,000	2,849,000
Exxon Mobil Corp.	75,000	5,295,750
		11,406,250

Financials (14.3%)
American Express Co.	55,000	6,505,400
BB&T Corp.	100,000	5,337,000
Berkshire Hathaway, Inc., Class B (a)	60,000	12,481,200
Chubb Ltd.	35,000	5,650,400
Cincinnati Financial Corp.	60,000	7,000,200
Comerica, Inc.	30,000	1,979,700
Commerce Bancshares, Inc.	33,501	2,031,836
JPMorgan Chase & Co.	100,000	11,769,000
M&T Bank Corp.	17,500	2,764,475
Northern Trust Corp.	50,000	4,666,000
PNC Financial Services Group, Inc.	45,000	6,307,200
State Street Corp.	20,000	1,183,800
T. Rowe Price Group, Inc.	40,000	4,570,000
U.S. Bancorp	100,000	5,534,000
		77,780,211

Health Care (11.2%)
Becton, Dickinson & Co.	50,000	12,648,000
Dentsply Sirona, Inc.	50,000	2,665,500
Edwards Lifesciences Corp. (a)	45,000	9,895,950
Henry Schein, Inc. (a)	50,000	3,175,000
Johnson & Johnson, Inc.	50,000	6,469,000
Medtronic PLC	20,000	2,172,400
Merck & Co., Inc.	40,000	3,367,200
Mettler-Toledo International, Inc. (a)	7,500	5,283,000
Stryker Corp.	25,000	5,407,500
UnitedHealth Group, Inc.	32,500	7,062,900
Varian Medical Systems, Inc. (a)	20,000	2,381,800
		60,528,250

Industrials (9.3%)
3M Co.	45,000	7,398,000
Deere & Co.	5,000	843,400
Donaldson Co., Inc.	75,000	3,906,000
Emerson Electric Co.	25,000	1,671,500
COMMON STOCKS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Industrials, continued
Expeditors International of Washington, Inc.	35,000	2,600,150
Honeywell International, Inc.	25,000	4,230,000
Hubbell, Inc.	40,000	5,256,000
Illinois Tool Works, Inc.	35,000	5,477,150
Union Pacific Corp.	50,000	8,099,000
United Parcel Service, Inc., Class B	50,000	5,991,000
W.W. Grainger, Inc.	17,500	5,200,125
		50,672,325

Information Technology (18.2%)
Accenture PLC, Class A	70,000	13,464,499
Apple, Inc.	100,000	22,397,000
Automatic Data Processing, Inc.	70,000	11,299,400
Cisco Systems, Inc.	175,000	8,646,750
Microsoft Corp.	155,000	21,549,650
Oracle Corp.	150,000	8,254,500
Visa, Inc., Class A	75,000	12,900,750
		98,512,549

Materials (2.3%)
Air Products & Chemicals, Inc.	20,000	4,437,200
AptarGroup, Inc.	30,000	3,553,500
PPG Industries, Inc.	40,000	4,740,400
		12,731,100

Utilities (2.1%)
Consolidated Edison, Inc.	50,000	4,723,500
Eversource Energy	75,000	6,410,250
		11,133,750

TOTAL COMMON STOCKS (Cost $189,082,154)		430,594,365

CORPORATE BONDS (2.6%)

Financials (1.4%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,957,344
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	2,112,216
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	656,811
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	1,078,975
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,115,463

		7,920,809

Health Care (0.2%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,016,911

Industrials (0.1%)
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	500,000	521,452

Information Technology (0.9%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,651,702
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	2,133,370
		4,785,072

TOTAL CORPORATE BONDS (Cost $13,626,628)		14,244,244

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
September 30, 2019 (Unaudited)

MUNICIPAL BONDS (3.5%)
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Massachusetts (3.5%):
Commonwealth of Massachusetts, Series D, 3.00%, 5/1/35, Callable 5/1/29 @ 100	7,400,000	7,802,190
Commonwealth of Massachusetts, Series D, 3.00%, 5/1/36, Callable 5/1/29 @ 100	5,000,000	5,234,050
Commonwealth of Massachusetts, 5.00%, 5/1/46, Callable 5/1/29 @ 100	2,000,000	2,474,900
Massachusetts State, Series E, GO, 4.00%, 9/1/37, Callable 9/1/25 @ 100	1,000,000	1,109,760
Massachusetts State, Series E, GO, 5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	311,555
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	472,291
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, Prerefunded 12/15/19 @ 100	1,500,000	1,511,416
		18,916,162
TOTAL MUNICIPAL BONDS (Cost $18,915,428)		18,916,162

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (12.6%)

Federal Farm Credit Bank (2.3%)
2.85%, 3/2/28	2,000,000	2,158,324
2.95%, 1/27/25	2,000,000	2,130,561
3.14%, 12/5/29	2,500,000	2,777,128
3.39%, 2/1/28	2,000,000	2,240,646
3.85%, 12/26/25	2,770,000	3,118,880
		12,425,539
Federal Home Loan Bank (2.6%)
2.38%, 3/13/26	6,000,000	6,216,697
2.50%, 12/10/27	1,500,000	1,560,373
2.63%, 6/11/27	1,500,000	1,579,123
2.88%, 9/13/24	2,500,000	2,644,249
3.50%, 9/24/29	2,000,000	2,265,030
		14,265,472
U.S. Treasury Note (7.7%)
1.63%, 8/15/29	5,000,000	4,977,539
2.75%, 2/15/24	35,000,000	36,745,898
		41,723,437
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $65,499,456)		68,414,448

INVESTMENT COMPANIES (1.8%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.82% (b)	9,637,583	9,637,583
TOTAL INVESTMENT COMPANIES (Cost $9,637,583)		9,637,583

Total Investments (Cost $296,761,249) — 99.9%		541,806,802
Other assets in excess of liabilities — 0.1%		403,735
NET ASSETS — 100.0%		$542,210,537

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2019.

ADR	American Depositary Receipt
GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Equity Fund
September 30, 2019 (Unaudited)

COMMON STOCKS (99.6%)
Security Description	Shares	Fair Value ($)

Communication Services (9.1%)
Alphabet, Inc., Class A (a)	750	915,855
Alphabet, Inc., Class C (a)	5,500	6,704,500
Comcast Corp., Class A	90,000	4,057,200
Omnicom Group, Inc.	15,000	1,174,500
Verizon Communications, Inc.	12,500	754,500
		13,606,555

Consumer Discretionary (5.7%)
Autoliv, Inc.	12,500	986,000
NIKE, Inc., Class B	30,000	2,817,600
Ross Stores, Inc.	10,000	1,098,500
Starbucks Corp.	40,000	3,536,800
		8,438,900

Consumer Staples (9.6%)
Church & Dwight Co., Inc.	20,000	1,504,800
Colgate-Palmolive Co.	2,500	183,775
Costco Wholesale Corp.	17,000	4,897,870
Diageo PLC, Sponsored ADR	7,500	1,226,400
McCormick & Co., Inc.	7,000	1,094,100
PepsiCo, Inc.	10,000	1,371,000
Procter & Gamble Co.	10,000	1,243,800
Sysco Corp.	25,000	1,985,000
The Hershey Co.	5,000	774,950
		14,281,695

Energy (2.2%)
Chevron Corp.	12,500	1,482,500
ConocoPhillips	7,500	427,350
Exxon Mobil Corp.	20,000	1,412,200
		3,322,050

Financials (18.5%)
American Express Co.	25,000	2,957,000
BB&T Corp.	30,000	1,601,100
Berkshire Hathaway, Inc., Class B (a)	20,000	4,160,400
Chubb Ltd.	12,500	2,018,000
Cincinnati Financial Corp.	25,000	2,916,750
Commerce Bancshares, Inc.	10,048	609,411
JPMorgan Chase & Co.	35,000	4,119,150
M&T Bank Corp.	5,000	789,850
Northern Trust Corp.	15,000	1,399,800
PNC Financial Services Group, Inc.	20,000	2,803,200
State Street Corp.	5,000	295,950
T. Rowe Price Group, Inc.	15,000	1,713,750
U.S. Bancorp	40,000	2,213,600
		27,597,961

Health Care (13.9%)
Becton, Dickinson & Co.	16,000	4,047,360
Dentsply Sirona, Inc.	25,000	1,332,750
Edwards Lifesciences Corp. (a)	7,500	1,649,325
Henry Schein, Inc. (a)	17,500	1,111,250
Johnson & Johnson, Inc.	20,000	2,587,600
Medtronic PLC	10,000	1,086,200
Merck & Co., Inc.	15,000	1,262,700
Mettler-Toledo International, Inc. (a)	1,500	1,056,600
Stryker Corp.	12,000	2,595,600
UnitedHealth Group, Inc.	14,000	3,042,480
Varian Medical Systems, Inc. (a)	7,500	893,175
		20,665,040

Industrials (12.8%)
3M Co.	14,500	2,383,800
Deere & Co.	7,500	1,265,100
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Industrials, continued
Donaldson Co., Inc.	15,000	781,200
Expeditors International of Washington, Inc.	15,000	1,114,350
Honeywell International, Inc.	10,000	1,692,000
Hubbell, Inc.	15,000	1,971,000
Illinois Tool Works, Inc.	15,000	2,347,350
Union Pacific Corp.	22,500	3,644,550
United Parcel Service, Inc., Class B	15,000	1,797,300
W.W. Grainger, Inc.	7,000	2,080,050
		19,076,700

Information Technology (22.1%)
Accenture PLC, Class A	25,000	4,808,750
Apple, Inc.	30,000	6,719,100
Automatic Data Processing, Inc.	20,000	3,228,400
Cisco Systems, Inc.	50,000	2,470,500
Microsoft Corp.	55,000	7,646,650
Oracle Corp.	45,000	2,476,350
Visa, Inc., Class A	32,500	5,590,325
		32,940,075

Materials (3.3%)
Air Products & Chemicals, Inc.	6,000	1,331,160
AptarGroup, Inc.	10,000	1,184,500
PPG Industries, Inc.	20,000	2,370,200
		4,885,860

Utilities (2.4%)
Consolidated Edison, Inc.	15,000	1,417,050
Eversource Energy	25,000	2,136,750
		3,553,800

TOTAL COMMON STOCKS (Cost $60,974,835)		148,368,636

INVESTMENT COMPANIES (0.4%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.82% (b)	655,658	655,658
TOTAL INVESTMENT COMPANIES (Cost $655,658)		655,658

Total Investments (Cost $61,630,493) — 100.0%		149,024,294
Other assets in excess of liabilities — 0.0%		26,494
NET ASSETS — 100.0%		$149,050,788

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2019.

ADR	American Depositary Receipt
PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Midcap Fund
September 30, 2019 (Unaudited)

COMMON STOCKS (98.4%)
Security Description	Shares	Fair Value ($)

Communication Services (1.2%)
Omnicom Group, Inc.	19,675	1,540,553
		1,540,553

Consumer Discretionary (11.9%)
Dollar General Corp.	9,675	1,537,745
Dunkin’ Brands Group, Inc.	17,100	1,357,056
eBay, Inc.	32,000	1,247,360
Expedia, Inc.	10,275	1,381,063
Hyatt Hotels Corp., Class A	26,275	1,935,679
Nordstrom, Inc.	32,000	1,077,440
O’Reilly Automotive, Inc. (a)	3,925	1,564,151
Polaris Industries, Inc.	13,950	1,227,740
Ross Stores, Inc.	21,350	2,345,297
Service Corporation International	29,575	1,413,981
		15,087,512

Consumer Staples (6.3%)
Brown-Forman Corp., Class B	22,925	1,439,232
Church & Dwight Co., Inc.	16,725	1,258,389
McCormick & Co., Inc.	5,575	871,372
Sysco Corp.	19,000	1,508,600
The Clorox Co.	8,150	1,237,741
The Hershey Co.	10,750	1,666,142
		7,981,476

Energy (2.5%)
Apache Corp.	47,000	1,203,200
Dril-Quip, Inc. (a)	24,950	1,251,991
Helmerich & Payne, Inc.	18,550	743,299
		3,198,490

Financials (14.2%)
Brown & Brown, Inc.	35,225	1,270,214
Commerce Bancshares, Inc.	27,325	1,657,261
Discover Financial Services	20,750	1,682,618
East West Bancorp, Inc.	22,850	1,012,027
Eaton Vance Corp.	27,575	1,238,945
FactSet Research Systems, Inc.	9,625	2,338,585
M&T Bank Corp.	9,100	1,437,527
Northern Trust Corp.	20,575	1,920,058
SEI Investments Co.	23,975	1,420,639
Signature Bank	10,000	1,192,200
State Street Corp.	23,825	1,410,202
T. Rowe Price Group, Inc.	12,500	1,428,125
		18,008,401

Health Care (11.0%)
Agilent Technologies, Inc.	21,125	1,618,809
Cerner Corp.	18,100	1,233,877
Henry Schein, Inc. (a)	20,000	1,270,000
Laboratory Corp. of America Holdings (a)	6,750	1,134,000
Mettler-Toledo International, Inc. (a)	1,750	1,232,700
Steris PLC	10,225	1,477,410
The Cooper Companies, Inc.	5,225	1,551,825
Varian Medical Systems, Inc. (a)	12,550	1,494,580
Waters Corp. (a)	6,925	1,545,868
Zimmer Biomet Holdings, Inc.	10,375	1,424,176
		13,983,245

Industrials (15.8%)
AMETEK, Inc.	20,675	1,898,378
AO Smith Corp.	26,200	1,250,002
Cummins, Inc.	7,800	1,268,826
Donaldson Co., Inc.	38,750	2,018,099
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Industrials, continued
Expeditors International of Washington, Inc.	19,450	1,444,941
Hubbell, Inc.	11,800	1,550,520
IDEX Corp.	5,525	905,437
Lincoln Electric Holdings, Inc.	12,600	1,093,176
Masco Corp.	32,150	1,340,012
Nordson Corp.	12,025	1,758,776
Roper Technologies, Inc.	5,100	1,818,660
Sensata Technologies Holding PLC (a)	25,400	1,271,524
The Middleby Corp. (a)	9,325	1,090,093
Verisk Analytics, Inc.	7,375	1,166,283
		19,874,727

Information Technology (16.0%)
Akamai Technologies, Inc. (a)	14,450	1,320,441
Amdocs Ltd.	20,850	1,378,394
Amphenol Corp., Class A	16,550	1,597,075
ANSYS, Inc. (a)	6,450	1,427,771
Aspen Technology, Inc. (a)	10,750	1,323,110
CDK Global, Inc.	26,000	1,250,340
Check Point Software Technologies Ltd. (a)	11,450	1,253,775
Citrix Systems, Inc.	14,775	1,426,083
F5 Networks, Inc. (a)	11,850	1,663,977
IPG Photonics Corp. (a)	9,400	1,274,640
Juniper Networks, Inc.	55,675	1,377,956
Paychex, Inc.	36,500	3,021,104
TE Connectivity Ltd.	20,125	1,875,248
		20,189,914

Materials (6.9%)
AptarGroup, Inc.	14,650	1,735,293
Avery Dennison Corp.	16,800	1,907,975
International Flavors & Fragrances, Inc.	12,425	1,524,423
Packaging Corporation of America	15,575	1,652,508
RPM International, Inc.	28,225	1,942,163
		8,762,362

Real Estate (6.7%)
Alexandria Real Estate Equities, Inc.	9,000	1,386,360
Digital Realty Trust, Inc.	9,150	1,187,762
Host Hotels & Resorts, Inc.	84,875	1,467,489
Jones Lang LaSalle, Inc.	9,125	1,268,923
Lamar Advertising Co., Class A	14,225	1,165,454
Realty Income Corp.	25,500	1,955,339
		8,431,327

Utilities (5.9%)
American Water Works Co., Inc.	9,200	1,142,916
Consolidated Edison, Inc.	18,625	1,759,504
Eversource Energy	38,225	3,267,091
ONE Gas, Inc.	14,000	1,345,540
		7,515,051

TOTAL COMMON STOCKS (Cost $94,684,502)		124,573,058

INVESTMENT COMPANIES (1.5%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.82% (b)	1,926,611	1,926,611
TOTAL INVESTMENT COMPANIES (Cost $1,926,611)		1,926,611

Total Investments (Cost $96,611,113) — 99.9%		126,499,669
Other assets in excess of liabilities — 0.1%		99,620
NET ASSETS — 100.0%		$126,599,289

Schedule of Portfolio Investments	Boston Trust Midcap Fund
September 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2019.

PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
September 30, 2019 (Unaudited)

COMMON STOCKS (99.2%)
Security Description	Shares	Fair Value ($)

Communication Services (1.1%)
Interpublic Group of Cos., Inc.	44,825	966,427
		966,427

Consumer Discretionary (10.5%)
Cheesecake Factory, Inc.	18,050	752,324
Choice Hotels International, Inc.	12,600	1,120,896
Dorman Products, Inc. (a)	11,100	882,894
Dunkin’ Brands Group, Inc.	11,100	880,896
Nordstrom, Inc.	29,650	998,316
Polaris Industries, Inc.	7,625	671,076
Service Corporation International	30,950	1,479,720
Texas Roadhouse, Inc.	12,600	661,752
Tiffany & Co.	9,225	854,512
Williams Sonoma, Inc.	14,975	1,018,000
		9,320,386

Consumer Staples (3.3%)
Flowers Foods, Inc.	40,175	929,247
Lancaster Colony Corp.	4,475	620,459
Performance Food Group Co. (a)	17,150	789,072
Tootsie Roll Industries, Inc.	14,775	548,744
		2,887,522

Energy (2.7%)
Apache Corp.	16,950	433,920
Dril-Quip, Inc. (a)	14,175	711,302
Helmerich & Payne, Inc.	14,875	596,041
National Oilwell Varco, Inc.	31,150	660,380
		2,401,643

Financials (14.7%)
American Financial Group, Inc.	5,950	641,708
Bank of Hawaii Corp.	11,000	945,230
Brown & Brown, Inc.	32,425	1,169,245
Cohen & Steers, Inc.	14,075	773,140
Commerce Bancshares, Inc.	14,375	871,844
East West Bancorp, Inc.	21,825	966,629
Eaton Vance Corp.	26,375	1,185,029
FactSet Research Systems, Inc.	5,250	1,275,593
First Hawaiian, Inc.	23,300	622,110
SEI Investments Co.	24,300	1,439,896
Signature Bank	9,925	1,183,258
SVB Financial Group (a)	5,400	1,128,330
UMB Financial Corp.	12,500	807,250
		13,009,262

Health Care (12.4%)
Chemed Corp.	3,175	1,325,784
Dentsply Sirona, Inc.	14,075	750,338
Henry Schein, Inc. (a)	13,875	881,063
Masimo Corp. (a)	11,300	1,681,328
PerkinElmer, Inc.	13,775	1,173,217
Steris PLC	8,625	1,246,226
The Cooper Companies, Inc.	4,075	1,210,275
Varian Medical Systems, Inc. (a)	11,500	1,369,535
Waters Corp. (a)	6,150	1,372,864
		11,010,630

Industrials (17.0%)
AO Smith Corp.	17,850	851,624
Applied Industrial Technologies, Inc.	15,975	907,380
C.H. Robinson Worldwide, Inc.	8,425	714,272
Donaldson Co., Inc.	27,775	1,446,521
Expeditors International of Washington, Inc.	16,750	1,244,357
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Industrials, continued
Hexcel Corp.	13,350	1,096,436
Hubbell, Inc.	11,100	1,458,540
IDEX Corp.	5,450	893,146
Lincoln Electric Holdings, Inc.	11,100	963,036
Masco Corp.	22,225	926,338
Nordson Corp.	9,525	1,393,126
Sensata Technologies Holding PLC (a)	16,950	848,517
The Middleby Corp. (a)	8,125	949,813
UniFirst Corp.	6,850	1,336,572
		15,029,678

Information Technology (17.6%)
Akamai Technologies, Inc. (a)	14,675	1,341,001
Amdocs Ltd.	15,975	1,056,107
ANSYS, Inc. (a)	5,050	1,117,868
Aspen Technology, Inc. (a)	12,900	1,587,731
CDK Global, Inc.	18,275	878,845
Coherent, Inc. (a)	5,000	768,600
F5 Networks, Inc. (a)	7,925	1,112,828
IPG Photonics Corp. (a)	8,325	1,128,870
Jack Henry & Associates, Inc.	7,050	1,029,089
Juniper Networks, Inc.	35,200	871,200
Manhattan Associates, Inc. (a)	15,275	1,232,234
NetApp, Inc.	12,100	635,371
NETGEAR, Inc. (a)	21,425	690,314
Progress Software Corp.	16,850	641,311
Tech Data Corp. (a)	6,450	672,348
Teradata Corp. (a)	23,600	731,600
		15,495,317

Materials (6.9%)
AptarGroup, Inc.	10,700	1,267,414
Avery Dennison Corp.	8,425	956,827
International Flavors & Fragrances, Inc.	7,250	889,503
Packaging Corporation of America	8,825	936,333
RPM International, Inc.	19,925	1,371,039
Silgan Holdings, Inc.	22,425	673,535
		6,094,651

Real Estate (9.1%)
American Campus Communities, Inc.	14,075	676,726
Camden Property Trust	11,200	1,243,312
CoreSite Realty Corp.	10,525	1,282,470
CubeSmart	22,125	772,163
Highwoods Properties, Inc.	19,525	877,454
Host Hotels & Resorts, Inc.	65,275	1,128,605
Jones Lang LaSalle, Inc.	7,450	1,035,997
Lamar Advertising Co., Class A	12,500	1,024,125
		8,040,852

Utilities (3.9%)
Atmos Energy Corp.	11,900	1,355,291
New Jersey Resources Corp.	17,450	789,089
ONE Gas, Inc.	13,875	1,333,526
		3,477,906

TOTAL COMMON STOCKS (Cost $76,328,132)		87,734,274

INVESTMENT COMPANIES (0.7%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.82% (b)	650,097	650,097
TOTAL INVESTMENT COMPANIES (Cost $650,097)		650,097

Total Investments (Cost $76,978,229) — 99.9%		88,384,371

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
September 30, 2019 (Unaudited)

INVESTMENT COMPANIES, CONTINUED
Security Description	Shares	Fair Value ($)
Other assets in excess of liabilities — 0.1%		84,490
NET ASSETS — 100.0%		$88,468,861

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2019.

PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
September 30, 2019 (Unaudited)

COMMON STOCKS (98.9%)
Security Description	Shares	Fair Value ($)

Communication Services (1.0%)
Cable One, Inc.	1,896	2,378,911
		2,378,911

Consumer Discretionary (11.3%)
Carter’s, Inc.	21,822	1,990,385
Cheesecake Factory, Inc.	44,448	1,852,593
Choice Hotels International, Inc.	48,136	4,282,178
Dorman Products, Inc. (a)	29,924	2,380,155
Dunkin’ Brands Group, Inc.	42,900	3,404,544
Gentherm, Inc. (a)	40,652	1,670,187
Monro, Inc.	38,314	3,027,189
Nordstrom, Inc.	68,385	2,302,523
Texas Roadhouse, Inc.	45,935	2,412,506
Williams Sonoma, Inc.	47,409	3,222,864
		26,545,124

Consumer Staples (4.6%)
Flowers Foods, Inc.	136,195	3,150,190
Lancaster Colony Corp.	12,314	1,707,336
Performance Food Group Co. (a)	44,613	2,052,644
The Boston Beer Co., Inc., Class A (a)	6,908	2,515,065
Tootsie Roll Industries, Inc.	39,336	1,460,939
		10,886,174

Energy (2.3%)
Dril-Quip, Inc. (a)	48,045	2,410,898
Helmerich & Payne, Inc.	39,275	1,573,749
Newpark Resources, Inc. (a)	170,432	1,298,692
		5,283,339

Financials (17.1%)
1st Source Corp.	38,461	1,758,822
Artisan Partners Asset Management, Inc., Class A	43,282	1,222,284
Bank of Hawaii Corp.	39,456	3,390,453
Bank of Marin BanCorp	15,650	649,319
Bridge BanCorp, Inc.	29,293	865,901
Bryn Mawr Bank Corp.	35,689	1,303,005
Camden National Corp.	28,251	1,223,833
Cohen & Steers, Inc.	58,000	3,185,940
Commerce Bancshares, Inc.	44,318	2,687,887
CVB Financial Corp.	66,617	1,390,297
Eaton Vance Corp.	81,296	3,652,629
First Hawaiian, Inc.	83,414	2,227,154
German American BanCorp	29,330	940,027
Independent Bank Corp.	19,938	1,488,372
Lakeland Financial Corp.	58,303	2,564,166
Morningstar, Inc.	21,302	3,113,074
Tompkins Financial Corp.	25,466	2,066,057
UMB Financial Corp.	39,746	2,566,797
Washington Federal, Inc.	52,432	1,939,460
Washington Trust BanCorp, Inc.	34,708	1,676,743
		39,912,220

Health Care (16.1%)
Anika Therapeutics, Inc. (a)	58,800	3,227,532
Atrion Corp.	1,886	1,469,515
Bruker Corp.	79,876	3,508,953
Cantel Medical Corp.	36,903	2,760,344
Charles River Laboratories International, Inc. (a)	27,921	3,695,902
Chemed Corp.	12,600	5,261,383
CorVel Corp. (a)	27,900	2,112,030
Ensign Group, Inc.	32,554	1,544,036
Globus Medical, Inc., Class A (a)	66,434	3,396,106
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Health Care, continued
Haemonetics Corp. (a)	18,994	2,395,903
Hill-Rom Holdings, Inc.	39,426	4,148,798
Premier, Inc. (a)	67,064	1,939,491
U.S. Physical Therapy, Inc.	18,399	2,401,989
		37,861,982

Industrials (16.7%)
Applied Industrial Technologies, Inc.	45,134	2,563,611
Donaldson Co., Inc.	79,941	4,163,328
Forward Air Corp.	48,264	3,075,382
Franklin Electric Co., Inc.	68,895	3,293,870
Herman Miller, Inc.	55,621	2,563,572
Hub Group, Inc., Class A (a)	63,245	2,940,893
Kadant, Inc.	20,436	1,794,076
Landstar System, Inc.	32,136	3,617,871
Lincoln Electric Holdings, Inc.	41,448	3,596,028
Tennant Co.	22,825	1,613,728
UniFirst Corp.	22,471	4,384,541
Valmont Industries, Inc.	16,390	2,269,032
Watts Water Technologies, Inc., Class A	35,505	3,327,884
		39,203,816

Information Technology (15.4%)
Badger Meter, Inc.	32,825	1,762,703
Coherent, Inc. (a)	19,388	2,980,323
CSG Systems International, Inc.	84,182	4,350,526
ExlService Holdings, Inc. (a)	40,150	2,688,444
InterDigital, Inc.	36,750	1,928,273
Manhattan Associates, Inc. (a)	56,689	4,573,101
NETGEAR, Inc. (a)	58,420	1,882,292
NIC, Inc.	181,562	3,749,255
Power Integrations, Inc.	28,728	2,597,873
Progress Software Corp.	87,275	3,321,687
Tech Data Corp. (a)	32,014	3,337,139
Teradata Corp. (a)	98,470	3,052,570
		36,224,186

Materials (3.3%)
Minerals Technologies, Inc.	38,273	2,031,914
Sensient Technologies Corp.	31,744	2,179,226
Silgan Holdings, Inc.	115,125	3,457,779
		7,668,919

Real Estate (6.3%)
American Campus Communities, Inc.	39,346	1,891,756
CoreSite Realty Corp.	34,486	4,202,118
CubeSmart	74,281	2,592,407
Highwoods Properties, Inc.	68,474	3,077,222
Jones Lang LaSalle, Inc.	5,368	746,474
Ryman Hospitality Properties, Inc.	27,348	2,237,340
		14,747,317

Utilities (4.8%)
Chesapeake Utilities Corp.	25,748	2,454,299
Hawaiian Electric Industries, Inc.	53,358	2,433,658
New Jersey Resources Corp.	57,278	2,590,111
ONE Gas, Inc.	39,783	3,823,545
		11,301,613

TOTAL COMMON STOCKS (Cost $173,752,806)		232,013,601

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
September 30, 2019 (Unaudited)

INVESTMENT COMPANIES (1.1%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.82% (b)	2,541,696	2,541,696
TOTAL INVESTMENT COMPANIES (Cost $2,541,696)		2,541,696

Total Investments (Cost $176,294,502) — 100.0%		234,555,297
Liabilities in excess of other assets — 0.0%		(41,157)
NET ASSETS — 100.0%		$234,514,140

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2019.

Schedule of Portfolio Investments	Walden Balanced Fund
September 30, 2019 (Unaudited)

COMMON STOCKS (73.1%)
Security Description	Shares	Fair Value ($)

Communication Services (6.0%)
Alphabet, Inc., Class A (a)	1,000	1,221,140
Alphabet, Inc., Class C (a)	2,800	3,413,200
Charter Communications, Inc., Class A (a)	2,445	1,007,633
Comcast Corp., Class A	33,000	1,487,640
Omnicom Group, Inc.	14,000	1,096,200
Verizon Communications, Inc.	12,000	724,320
		8,950,133

Consumer Discretionary (6.1%)
Advance Auto Parts, Inc.	2,500	413,500
Autoliv, Inc.	3,000	236,640
Booking Holdings, Inc. (a)	475	932,240
Dollar General Corp.	10,000	1,589,400
McDonald’s Corp.	2,000	429,420
NIKE, Inc., Class B	18,000	1,690,560
Ross Stores, Inc.	14,500	1,592,825
Starbucks Corp.	19,500	1,724,190
The Home Depot, Inc.	2,000	464,040
		9,072,815

Consumer Staples (8.1%)
Church & Dwight Co., Inc.	13,000	978,120
Colgate-Palmolive Co.	16,000	1,176,160
Costco Wholesale Corp.	8,600	2,477,746
Estee Lauder Cos., Inc.	8,000	1,591,600
PepsiCo, Inc.	14,500	1,987,950
Sysco Corp.	17,000	1,349,800
The Clorox Co.	8,000	1,214,960
The Hershey Co.	8,000	1,239,920
		12,016,256

Energy (1.8%)
Apache Corp.	24,000	614,400
ConocoPhillips	37,000	2,108,260
		2,722,660

Financials (11.9%)
American Express Co.	11,000	1,301,080
BB&T Corp.	13,000	693,810
Cincinnati Financial Corp.	15,000	1,750,050
Comerica, Inc.	9,000	593,910
Commerce Bancshares, Inc.	13,891	842,489
Discover Financial Services	14,000	1,135,260
JPMorgan Chase & Co.	22,000	2,589,180
M&T Bank Corp.	4,000	631,880
Northern Trust Corp.	16,000	1,493,120
PNC Financial Services Group, Inc.	11,500	1,611,840
State Street Corp.	14,500	858,255
SunTrust Banks, Inc.	20,000	1,376,000
T. Rowe Price Group, Inc.	10,000	1,142,500
U.S. Bancorp	31,500	1,743,210
		17,762,584

Health Care (11.4%)
Becton, Dickinson & Co.	9,600	2,428,416
Danaher Corp.	11,000	1,588,730
Henry Schein, Inc. (a)	16,000	1,016,000
Johnson & Johnson, Inc.	16,000	2,070,080
Medtronic PLC	11,500	1,249,130
Merck & Co., Inc.	17,600	1,481,568
Mettler-Toledo International, Inc. (a)	1,700	1,197,480
Stryker Corp.	8,500	1,838,550
UnitedHealth Group, Inc.	9,200	1,999,344
Varian Medical Systems, Inc. (a)	7,000	833,630
COMMON STOCKS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Health Care, continued
Waters Corp. (a)	5,800	1,294,734
		16,997,662

Industrials (7.9%)
3M Co.	9,000	1,479,600
Deere & Co.	6,000	1,012,080
Donaldson Co., Inc.	20,000	1,041,600
Emerson Electric Co.	15,100	1,009,586
Hubbell, Inc.	8,500	1,116,900
Illinois Tool Works, Inc.	8,000	1,251,920
Lincoln Electric Holdings, Inc.	7,000	607,320
Union Pacific Corp.	12,500	2,024,750
United Parcel Service, Inc., Class B	10,500	1,258,110
W.W. Grainger, Inc.	3,000	891,450
		11,693,316

Information Technology (15.0%)
Accenture PLC, Class A	13,000	2,500,550
Apple, Inc.	22,500	5,039,325
Automatic Data Processing, Inc.	13,000	2,098,460
Cisco Systems, Inc.	30,000	1,482,300
Microsoft Corp.	37,000	5,144,111
Oracle Corp.	42,500	2,338,775
TE Connectivity Ltd.	10,000	931,800
Visa, Inc., Class A	15,000	2,580,150
		22,115,471

Materials (2.7%)
AptarGroup, Inc.	12,500	1,480,625
Linde PLC	7,000	1,356,040
PPG Industries, Inc.	10,000	1,185,100
		4,021,765

Utilities (2.2%)
Consolidated Edison, Inc.	15,500	1,464,285
Eversource Energy	21,000	1,794,870
		3,259,155

TOTAL COMMON STOCKS (Cost $55,775,397)		108,611,817

CORPORATE BONDS (2.9%)

Consumer Discretionary (0.2%)
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	352,850

Financials (0.9%)
American Express Co., 2.65%, 12/2/22	287,000	291,671
John Deere Capital Corp., 2.80%, 7/18/29	350,000	359,830
KFW, 1.88%, 11/30/20	250,000	250,213
North American Development Bank, 4.38%, 2/11/20	100,000	100,594
The Toronto-Dominion Bank, 3.50%, 7/19/23, MTN	350,000	369,320
		1,371,628

Health Care (0.4%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	103,844
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	263,559
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	153,119
		520,522

Schedule of Portfolio Investments	Walden Balanced Fund
September 30, 2019 (Unaudited)

CORPORATE BONDS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Industrials (0.4%)
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	205,749
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	148,567
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	150,000	156,436
Hubbell, Inc., 3.63%, 11/15/22	75,000	77,609
		588,361

Information Technology (0.9%)
Apple, Inc., 2.85%, 5/6/21	350,000	355,577
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	154,512
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	210,473
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	316,543
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	293,338
		1,330,443

Utilities (0.1%)
Midamerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	200,000	210,780

TOTAL CORPORATE BONDS (Cost $4,233,485)		4,374,584

MUNICIPAL BONDS (2.2%)

Massachusetts (1.9%):
Commonwealth of Massachusetts, Series D, 3.00%, 5/1/35, Callable 5/1/29 @ 100	1,150,000	1,212,503
Commonwealth of Massachusetts, Series D, 3.00%, 5/1/36, Callable 5/1/29 @ 100	1,500,000	1,570,215
		2,782,718

New York (0.1%):
New York State Environmental Facilities Corp., Series C, 1.89%, 7/15/22	190,000	189,730

Wisconsin (0.2%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	260,950

TOTAL MUNICIPAL BONDS (Cost $3,181,424)		3,233,398

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (20.9%)

Federal Farm Credit Bank (0.9%)
2.60%, 10/6/22	250,000	257,334
2.75%, 7/16/27	250,000	267,239
2.85%, 3/2/28	750,000	809,372
		1,333,945
Federal Home Loan Bank (4.2%)
2.13%, 3/10/23	1,000,000	1,017,783
2.50%, 3/11/22	200,000	204,169
2.88%, 6/14/24	1,000,000	1,056,285
2.88%, 9/13/24	1,000,000	1,057,700
3.25%, 6/9/23	850,000	897,954
U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Federal Home Loan Bank (4.2%), continued
5.25%, 8/15/22	1,000,000	1,101,282
5.50%, 7/15/36	700,000	1,019,014
		6,354,187
Federal National Mortgage Association (3.8%)
1.88%, 9/24/26	1,000,000	1,013,074
2.13%, 4/24/26	1,250,000	1,286,415
2.63%, 9/6/24	3,250,000	3,406,617
		5,706,106
Government National Mortgage Association (0.1%)
4.00%, 9/15/40	31,856	34,015
4.00%, 9/15/41	140,063	149,507
6.50%, 5/15/32	3,552	3,932
		187,454
Housing & Urban Development (0.3%)
2.70%, 8/1/22	491,000	497,248

U.S. Treasury Inflation Index Note (1.5%)
0.25%, 7/15/29	1,002,980	1,011,588
0.50%, 1/15/28	520,050	531,968
0.75%, 7/15/28	511,035	536,539
		2,080,095
U.S. Treasury Note (10.1%)
1.63%, 8/15/29	5,000,000	4,977,539
1.88%, 1/31/22	250,000	251,431
2.50%, 2/28/26	750,000	790,342
2.63%, 12/31/23	1,000,000	1,043,262
2.75%, 8/31/23	1,500,000	1,567,031
2.75%, 11/15/23	1,500,000	1,570,488
2.75%, 2/28/25	3,500,000	3,711,025
2.88%, 9/30/23	1,000,000	1,050,410
		14,961,528
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,924,296)		31,120,563

INVESTMENT COMPANIES (0.8%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.82% (b)	1,144,661	1,144,661
TOTAL INVESTMENT COMPANIES (Cost $1,144,661)		1,144,661

Total Investments (Cost $94,259,263) — 99.9%		148,485,023
Other assets in excess of liabilities — 0.1%		189,847
NET ASSETS — 100.0%		$148,674,870

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2019.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments	Walden Equity Fund
September 30, 2019 (Unaudited)

COMMON STOCKS (99.0%)
Security Description	Shares	Fair Value ($)

Communication Services (7.9%)
Alphabet, Inc., Class A (a)	2,700	3,297,078
Alphabet, Inc., Class C (a)	5,050	6,155,950
Charter Communications, Inc., Class A (a)	4,879	2,010,733
Comcast Corp., Class A	69,725	3,143,203
Omnicom Group, Inc.	26,000	2,035,800
Verizon Communications, Inc.	25,000	1,509,000
		18,151,764

Consumer Discretionary (9.0%)
Advance Auto Parts, Inc.	7,000	1,157,800
Booking Holdings, Inc. (a)	1,000	1,962,610
Dollar General Corp.	20,475	3,254,297
McDonald’s Corp.	10,250	2,200,778
NIKE, Inc., Class B	43,500	4,085,520
Ross Stores, Inc.	39,500	4,339,074
Starbucks Corp.	39,000	3,448,380
The TJX Cos., Inc.	6,000	334,440
		20,782,899

Consumer Staples (10.9%)
Church & Dwight Co., Inc.	28,000	2,106,720
Colgate-Palmolive Co.	30,000	2,205,300
Costco Wholesale Corp.	18,725	5,394,860
Estee Lauder Cos., Inc.	16,000	3,183,200
PepsiCo, Inc.	31,000	4,250,100
Procter & Gamble Co.	5,000	621,900
Sysco Corp.	34,800	2,763,120
The Clorox Co.	16,000	2,429,920
The Hershey Co.	15,000	2,324,850
		25,279,970

Energy (2.2%)
Apache Corp.	40,000	1,024,000
ConocoPhillips	73,150	4,168,087
		5,192,087

Financials (16.1%)
American Express Co.	24,375	2,883,075
BB&T Corp.	44,500	2,374,965
Cincinnati Financial Corp.	17,550	2,047,559
Comerica, Inc.	22,425	1,479,826
Discover Financial Services	32,175	2,609,071
JPMorgan Chase & Co.	52,000	6,119,879
M&T Bank Corp.	12,000	1,895,640
Northern Trust Corp.	27,300	2,547,636
PNC Financial Services Group, Inc.	29,500	4,134,720
State Street Corp.	25,350	1,500,467
SunTrust Banks, Inc.	41,000	2,820,800
T. Rowe Price Group, Inc.	21,500	2,456,375
U.S. Bancorp	78,025	4,317,903
		37,187,916

Health Care (15.3%)
Becton, Dickinson & Co.	18,500	4,679,760
Danaher Corp.	21,450	3,098,024
Dentsply Sirona, Inc.	17,000	906,270
Henry Schein, Inc. (a)	30,000	1,905,000
Johnson & Johnson, Inc.	26,500	3,428,570
Medtronic PLC	27,000	2,932,740
Merck & Co., Inc.	34,000	2,862,120
Mettler-Toledo International, Inc. (a)	3,750	2,641,500
Stryker Corp.	20,500	4,434,150
UnitedHealth Group, Inc.	17,500	3,803,100
Varian Medical Systems, Inc. (a)	16,000	1,905,440
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Health Care, continued
Waters Corp. (a)	12,200	2,723,406
		35,320,080

Industrials (10.7%)
3M Co.	19,500	3,205,800
Deere & Co.	13,650	2,302,482
Donaldson Co., Inc.	41,450	2,158,716
Emerson Electric Co.	28,275	1,890,467
Hubbell, Inc.	20,475	2,690,415
Illinois Tool Works, Inc.	17,550	2,746,399
Union Pacific Corp.	29,750	4,818,905
United Parcel Service, Inc., Class B	23,400	2,803,788
W.W. Grainger, Inc.	7,000	2,080,050
		24,697,022

Information Technology (20.5%)
Accenture PLC, Class A	28,500	5,481,975
Analog Devices, Inc.	17,075	1,907,790
Apple, Inc.	47,300	10,593,781
Automatic Data Processing, Inc.	25,850	4,172,707
Cisco Systems, Inc.	59,475	2,938,660
Microsoft Corp.	77,000	10,705,309
Oracle Corp.	80,000	4,402,400
TE Connectivity Ltd.	18,525	1,726,160
Visa, Inc., Class A	32,675	5,620,426
		47,549,208

Materials (3.1%)
AptarGroup, Inc.	26,000	3,079,700
Linde PLC	9,000	1,743,480
PPG Industries, Inc.	19,500	2,310,945
		7,134,125

Utilities (3.3%)
Consolidated Edison, Inc.	34,500	3,259,215
Eversource Energy	51,200	4,376,064
		7,635,279

TOTAL COMMON STOCKS (Cost $108,352,596)		228,930,350

INVESTMENT COMPANIES (1.0%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.82% (b)	2,275,019	2,275,019
TOTAL INVESTMENT COMPANIES (Cost $2,275,019)		2,275,019

Total Investments (Cost $110,627,615) — 100.0%		231,205,369
Liabilities in excess of other assets — 0.0%		(36,008)
NET ASSETS — 100.0%		$231,169,361

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2019.

PLC	Public Limited Company

Schedule of Portfolio Investments	Walden Midcap Fund
September 30, 2019 (Unaudited)

COMMON STOCKS (98.7%)
Security Description	Shares	Fair Value ($)

Communication Services (1.3%)
Omnicom Group, Inc.	9,500	743,850
		743,850

Consumer Discretionary (11.1%)
Dollar General Corp.	3,925	623,839
Dunkin’ Brands Group, Inc.	8,325	660,672
eBay, Inc.	15,000	584,700
Expedia, Inc.	4,850	651,889
Hyatt Hotels Corp., Class A	12,475	919,033
Nordstrom, Inc.	14,350	483,165
O’Reilly Automotive, Inc. (a)	1,925	767,132
Polaris Industries, Inc.	6,925	609,469
Ross Stores, Inc.	10,850	1,191,872
		6,491,771

Consumer Staples (5.6%)
Church & Dwight Co., Inc.	7,025	528,561
McCormick & Co., Inc.	3,950	617,385
Sysco Corp.	9,425	748,345
The Clorox Co.	3,950	599,887
The Hershey Co.	4,825	747,826
		3,242,004

Energy (2.7%)
Apache Corp.	23,125	592,000
Dril-Quip, Inc. (a)	11,600	582,088
Helmerich & Payne, Inc.	9,350	374,655
		1,548,743

Financials (15.4%)
Brown & Brown, Inc.	17,775	640,967
Commerce Bancshares, Inc.	13,501	818,836
Discover Financial Services	10,450	847,391
East West Bancorp, Inc.	11,175	494,941
Eaton Vance Corp.	14,000	629,020
FactSet Research Systems, Inc.	4,825	1,172,330
M&T Bank Corp.	5,275	833,291
Northern Trust Corp.	9,850	919,202
SEI Investments Co.	11,625	688,839
Signature Bank	4,600	548,412
State Street Corp.	11,075	655,529
T. Rowe Price Group, Inc.	6,375	728,344
		8,977,102

Health Care (10.6%)
Agilent Technologies, Inc.	9,950	762,468
Cerner Corp.	9,075	618,643
Henry Schein, Inc. (a)	9,500	603,250
Mettler-Toledo International, Inc. (a)	800	563,520
Steris PLC	5,125	740,511
The Cooper Companies, Inc.	2,575	764,776
Varian Medical Systems, Inc. (a)	5,825	693,699
Waters Corp. (a)	3,225	719,917
Zimmer Biomet Holdings, Inc.	5,075	696,645
		6,163,429

Industrials (16.3%)
AMETEK, Inc.	11,225	1,030,680
AO Smith Corp.	12,200	582,062
Cummins, Inc.	3,600	585,612
Donaldson Co., Inc.	17,125	891,869
Expeditors International of Washington, Inc.	9,175	681,611
Hubbell, Inc.	5,475	719,415
IDEX Corp.	2,575	421,991
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Industrials, continued
Lincoln Electric Holdings, Inc.	7,275	631,179
Masco Corp.	15,525	647,082
Nordson Corp.	5,625	822,712
Roper Technologies, Inc.	2,350	838,010
Sensata Technologies Holding PLC (a)	12,000	600,720
The Middleby Corp. (a)	4,425	517,283
Verisk Analytics, Inc.	3,425	541,630
		9,511,856

Information Technology (15.3%)
Akamai Technologies, Inc. (a)	6,800	621,384
Amdocs Ltd.	9,700	641,267
ANSYS, Inc. (a)	3,075	680,682
Aspen Technology, Inc. (a)	5,350	658,478
CDK Global, Inc.	11,950	574,676
Check Point Software Technologies Ltd. (a)	6,250	684,375
Citrix Systems, Inc.	7,350	709,421
F5 Networks, Inc. (a)	5,650	793,373
IPG Photonics Corp. (a)	4,750	644,100
Juniper Networks, Inc.	26,650	659,588
Paychex, Inc.	16,825	1,392,605
TE Connectivity Ltd.	9,500	885,210
		8,945,159

Materials (7.1%)
AptarGroup, Inc.	6,975	826,189
Avery Dennison Corp.	7,950	902,881
International Flavors & Fragrances, Inc.	5,600	687,064
Packaging Corporation of America	7,300	774,530
RPM International, Inc.	13,950	959,900
		4,150,564

Real Estate (6.8%)
Alexandria Real Estate Equities, Inc.	4,025	620,011
Digital Realty Trust, Inc.	4,475	580,900
Host Hotels & Resorts, Inc.	41,000	708,890
Jones Lang LaSalle, Inc.	4,225	587,529
Lamar Advertising Co., Class A	6,500	532,545
Realty Income Corp.	12,250	939,329
		3,969,204

Utilities (6.5%)
American Water Works Co., Inc.	5,300	658,419
Consolidated Edison, Inc.	8,875	838,421
Eversource Energy	18,780	1,605,126
ONE Gas, Inc.	7,150	687,187
		3,789,153

TOTAL COMMON STOCKS (Cost $40,232,339)		57,532,835

INVESTMENT COMPANIES (1.3%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.82% (b)	756,835	756,835
TOTAL INVESTMENT COMPANIES (Cost $756,835)		756,835

Total Investments (Cost $40,989,174) — 100.0%		58,289,670
Other assets in excess of liabilities — 0.0%		22,789
NET ASSETS — 100.0%		$58,312,459

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2019.

Schedule of Portfolio Investments	Walden Midcap Fund
September 30, 2019 (Unaudited)

PLC	Public Limited Company

Schedule of Portfolio Investments	Walden SMID Cap Fund
September 30, 2019 (Unaudited)

COMMON STOCKS (99.1%)
Security Description	Shares	Fair Value ($)

Communication Services (1.1%)
Interpublic Group of Cos., Inc.	29,225	630,091
		630,091

Consumer Discretionary (10.1%)
Cheesecake Factory, Inc.	15,825	659,586
Choice Hotels International, Inc.	8,200	729,472
Dorman Products, Inc. (a)	9,100	723,814
Dunkin’ Brands Group, Inc.	8,900	706,304
Nordstrom, Inc.	19,225	647,306
Polaris Industries, Inc.	4,850	426,849
Texas Roadhouse, Inc.	13,050	685,386
Tiffany & Co.	5,875	544,201
Williams Sonoma, Inc.	9,600	652,608
		5,775,526

Consumer Staples (2.5%)
Flowers Foods, Inc.	27,425	634,341
Lancaster Colony Corp.	2,925	405,551
Tootsie Roll Industries, Inc.	9,700	360,258
		1,400,150

Energy (2.0%)
Apache Corp.	11,125	284,800
Dril-Quip, Inc. (a)	8,500	426,530
Helmerich & Payne, Inc.	11,125	445,779
		1,157,109

Financials (15.0%)
American Financial Group, Inc.	5,250	566,213
Bank of Hawaii Corp.	7,075	607,955
Brown & Brown, Inc.	20,850	751,851
Cohen & Steers, Inc.	9,300	510,849
Commerce Bancshares, Inc.	9,825	595,886
East West Bancorp, Inc.	14,050	622,274
Eaton Vance Corp.	16,800	754,824
FactSet Research Systems, Inc.	3,450	838,247
First Hawaiian, Inc.	15,175	405,173
SEI Investments Co.	15,475	916,970
Signature Bank	6,175	736,183
SVB Financial Group (a)	3,525	736,548
UMB Financial Corp.	8,200	529,556
		8,572,529

Health Care (13.4%)
Chemed Corp.	2,125	887,336
Dentsply Sirona, Inc.	12,350	658,379
Henry Schein, Inc. (a)	9,100	577,850
Masimo Corp. (a)	7,700	1,145,682
PerkinElmer, Inc.	10,000	851,700
Steris PLC	5,875	848,879
The Cooper Companies, Inc.	2,525	749,925
Varian Medical Systems, Inc. (a)	7,350	875,312
Waters Corp. (a)	4,650	1,038,020
		7,633,083

Industrials (17.1%)
AO Smith Corp.	11,900	567,749
Applied Industrial Technologies, Inc.	10,125	575,100
C.H. Robinson Worldwide, Inc.	5,350	453,573
Donaldson Co., Inc.	17,500	911,399
Expeditors International of Washington, Inc.	10,725	796,760
Hexcel Corp.	8,700	714,531
Hubbell, Inc.	6,975	916,515
IDEX Corp.	3,550	581,774
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Industrials, continued
Lincoln Electric Holdings, Inc.	7,075	613,827
Masco Corp.	14,475	603,318
Nordson Corp.	5,900	862,934
Sensata Technologies Holding PLC (a)	11,025	551,912
The Middleby Corp. (a)	5,250	613,725
UniFirst Corp.	5,150	1,004,868
		9,767,985

Information Technology (17.9%)
Akamai Technologies, Inc. (a)	9,300	849,833
Amdocs Ltd.	10,325	682,586
ANSYS, Inc. (a)	3,650	807,964
Aspen Technology, Inc. (a)	8,200	1,009,255
CDK Global, Inc.	11,725	563,855
Coherent, Inc. (a)	3,225	495,747
F5 Networks, Inc. (a)	5,775	810,926
IPG Photonics Corp. (a)	5,250	711,900
Jack Henry & Associates, Inc.	4,650	678,761
Juniper Networks, Inc.	23,375	578,531
Manhattan Associates, Inc. (a)	9,925	800,650
NetApp, Inc.	7,825	410,891
NETGEAR, Inc. (a)	13,850	446,247
Progress Software Corp.	10,900	414,854
Tech Data Corp. (a)	4,700	489,928
Teradata Corp. (a)	15,075	467,325
		10,219,253

Materials (6.9%)
AptarGroup, Inc.	6,775	802,498
Avery Dennison Corp.	5,575	633,153
International Flavors & Fragrances, Inc.	4,650	570,509
Packaging Corporation of America	5,675	602,118
RPM International, Inc.	12,750	877,327
Silgan Holdings, Inc.	15,275	458,785
		3,944,390

Real Estate (9.1%)
American Campus Communities, Inc.	9,200	442,336
Camden Property Trust	6,975	774,295
CoreSite Realty Corp.	6,775	825,533
CubeSmart	14,475	505,178
Highwoods Properties, Inc.	12,600	566,244
Host Hotels & Resorts, Inc.	42,050	727,045
Jones Lang LaSalle, Inc.	4,850	674,441
Lamar Advertising Co., Class A	8,000	655,440
		5,170,512

Utilities (4.0%)
Atmos Energy Corp.	7,650	871,259
New Jersey Resources Corp.	11,225	507,595
ONE Gas, Inc.	9,400	903,433
		2,282,287

TOTAL COMMON STOCKS (Cost $42,811,124)		56,552,915

INVESTMENT COMPANIES (0.9%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.82% (b)	491,686	491,686
TOTAL INVESTMENT COMPANIES (Cost $491,686)		491,686

Total Investments (Cost $43,302,810) — 100.0%		57,044,601
Other assets in excess of liabilities — 0.0%		17,419
NET ASSETS — 100.0%		$57,062,020

Schedule of Portfolio Investments	Walden SMID Cap Fund
September 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2019.

PLC	Public Limited Company

Schedule of Portfolio Investments	Walden Small Cap Fund
September 30, 2019 (Unaudited)

COMMON STOCKS (98.7%)
Security Description	Shares	Fair Value ($)

Communication Services (1.1%)
Cable One, Inc.	965	1,210,786
		1,210,786

Consumer Discretionary (11.4%)
Carter’s, Inc.	10,375	946,304
Cheesecake Factory, Inc.	21,400	891,952
Choice Hotels International, Inc.	22,925	2,039,408
Dorman Products, Inc. (a)	14,075	1,119,525
Dunkin’ Brands Group, Inc.	20,025	1,589,184
Gentherm, Inc. (a)	19,175	787,805
Monro, Inc.	18,450	1,457,735
Nordstrom, Inc.	32,450	1,092,592
Texas Roadhouse, Inc.	21,775	1,143,623
Williams Sonoma, Inc.	22,275	1,514,254
		12,582,382

Consumer Staples (3.9%)
Flowers Foods, Inc.	78,050	1,805,296
Lancaster Colony Corp.	9,200	1,275,580
Tootsie Roll Industries, Inc.	31,925	1,185,695
		4,266,571

Energy (2.2%)
Dril-Quip, Inc. (a)	22,350	1,121,523
Helmerich & Payne, Inc.	18,375	736,286
Newpark Resources, Inc. (a)	81,350	619,887
		2,477,696

Financials (17.3%)
1st Source Corp.	18,550	848,292
Artisan Partners Asset Management, Inc., Class A	21,550	608,572
Bank of Hawaii Corp.	18,675	1,604,742
Bank of Marin BanCorp	7,450	309,101
Bridge BanCorp, Inc.	14,200	419,752
Bryn Mawr Bank Corp.	16,875	616,106
Camden National Corp.	13,875	601,065
Cohen & Steers, Inc.	27,325	1,500,962
Commerce Bancshares, Inc.	22,275	1,350,979
CVB Financial Corp.	31,675	661,057
Eaton Vance Corp.	38,675	1,737,668
First Hawaiian, Inc.	39,700	1,059,990
German American BanCorp	14,325	459,116
Independent Bank Corp.	9,525	711,041
Lakeland Financial Corp.	27,700	1,218,246
Morningstar, Inc.	10,075	1,472,361
Tompkins Financial Corp.	12,075	979,645
UMB Financial Corp.	18,850	1,217,333
Washington Federal, Inc.	24,900	921,051
Washington Trust BanCorp, Inc.	16,375	791,076
		19,088,155

Health Care (14.9%)
Anika Therapeutics, Inc. (a)	27,900	1,531,431
Atrion Corp.	1,000	779,170
Bruker Corp.	37,850	1,662,751
Cantel Medical Corp.	17,200	1,286,560
Chemed Corp.	5,975	2,494,981
CorVel Corp. (a)	16,350	1,237,695
Ensign Group, Inc.	15,325	726,865
Globus Medical, Inc., Class A (a)	31,475	1,609,001
Haemonetics Corp. (a)	9,075	1,144,721
Hill-Rom Holdings, Inc.	18,650	1,962,539
Premier, Inc. (a)	31,925	923,271
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Health Care, continued
U.S. Physical Therapy, Inc.	8,775	1,145,576
		16,504,561

Industrials (17.3%)
Applied Industrial Technologies, Inc.	21,875	1,242,500
Donaldson Co., Inc.	38,150	1,986,851
Forward Air Corp.	22,725	1,448,037
Franklin Electric Co., Inc.	33,600	1,606,416
Herman Miller, Inc.	26,875	1,238,669
Hub Group, Inc., Class A (a)	30,250	1,406,625
Kadant, Inc.	9,850	864,732
Landstar System, Inc.	15,250	1,716,845
Lincoln Electric Holdings, Inc.	19,525	1,693,989
Tennant Co.	16,250	1,148,875
UniFirst Corp.	11,200	2,185,343
Valmont Industries, Inc.	7,575	1,048,683
Watts Water Technologies, Inc., Class A	16,900	1,584,037
		19,171,602

Information Technology (16.2%)
Badger Meter, Inc.	15,325	822,953
Coherent, Inc. (a)	9,375	1,441,125
CSG Systems International, Inc.	39,700	2,051,695
ExlService Holdings, Inc. (a)	18,775	1,257,174
InterDigital, Inc.	22,425	1,176,640
Manhattan Associates, Inc. (a)	26,500	2,137,755
NETGEAR, Inc. (a)	27,600	889,272
NIC, Inc.	87,975	1,816,684
Power Integrations, Inc.	18,950	1,713,649
Progress Software Corp.	41,325	1,572,830
Tech Data Corp. (a)	15,325	1,597,477
Teradata Corp. (a)	46,600	1,444,600
		17,921,854

Materials (3.2%)
Minerals Technologies, Inc.	18,150	963,584
Sensient Technologies Corp.	15,050	1,033,182
Silgan Holdings, Inc.	52,425	1,574,585
		3,571,351

Real Estate (6.4%)
American Campus Communities, Inc.	18,925	909,914
CoreSite Realty Corp.	16,200	1,973,970
CubeSmart	36,475	1,272,978
Highwoods Properties, Inc.	33,050	1,485,267
Jones Lang LaSalle, Inc.	2,505	348,345
Ryman Hospitality Properties, Inc.	12,800	1,047,168
		7,037,642

Utilities (4.8%)
Chesapeake Utilities Corp.	12,125	1,155,755
Hawaiian Electric Industries, Inc.	25,725	1,173,317
New Jersey Resources Corp.	27,175	1,228,854
ONE Gas, Inc.	18,775	1,804,465
		5,362,391

TOTAL COMMON STOCKS (Cost $82,292,852)		109,194,991

INVESTMENT COMPANIES (1.2%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.82% (b)	1,313,848	1,313,848
TOTAL INVESTMENT COMPANIES (Cost $1,313,848)		1,313,848

Schedule of Portfolio Investments	Walden Small Cap Fund
September 30, 2019 (Unaudited)

INVESTMENT COMPANIES, CONTINUED
Security Description	Shares	Fair Value ($)
Total Investments (Cost $83,606,700) — 99.9%		110,508,839
Other assets in excess of liabilities — 0.1%		78,998
NET ASSETS — 100.0%		$110,587,837

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2019.

Schedule of Portfolio Investments	Walden International Equity Fund
September 30, 2019 (Unaudited)

COMMON STOCKS (98.5%)
Security Description	Shares	Fair Value ($)

Australia (6.9%)
Australia & New Zealand Banking Group Ltd.	27,799	535,000
Brambles Ltd.	34,113	262,422
Commonwealth Bank of Australia	8,745	476,988
CSL Ltd.	4,058	639,923
Origin Energy Ltd.	76,481	411,327
Telstra Corp. Ltd.	142,600	337,755
Westpac Banking Corp.	24,925	498,527
Woodside Petroleum Ltd.	19,197	419,455
		3,581,397

Belgium (0.6%)
Colruyt SA	5,856	320,880
		320,880

Canada (7.9%)
ARC Resources Ltd.	84,286	401,483
Bank of Montreal	6,130	451,548
Canadian National Railway Co.	5,074	455,653
Great-West Lifeco, Inc.	12,649	303,740
Intact Financial Corp.	3,270	329,148
Magna International, Inc.	6,817	363,416
Metro, Inc.	8,519	375,114
Royal Bank of Canada	6,484	526,032
The Bank of Nova Scotia	6,900	391,957
The Toronto-Dominion Bank	9,285	541,455
		4,139,546

Denmark (1.5%)
Novo Nordisk A/S	9,858	506,884
Novozymes A/S	7,036	295,876
		802,760

Finland (1.3%)
Kone OYJ	7,661	436,149
Nordea Bank AB	32,843	232,977
		669,126

France (9.3%)
Air Liquide SA	4,199	597,634
Danone SA	6,900	607,735
Dassault Systemes	2,927	417,072
Essilor International SA	2,907	418,974
Imerys SA	9,983	401,235
Legrand SA	6,214	443,431
L’Oreal SA	2,350	657,928
Publicis Groupe SA	9,053	445,152
Schneider Electric SE	6,500	570,239
Societe BIC SA	4,300	288,666
		4,848,066

Germany (8.1%)
Allianz SE	1,845	429,984
Beiersdorf AG	2,649	312,360
Deutsche Boerse AG	3,056	477,583
Fresenius SE & Co. KGaA	7,758	362,663
Fuchs Petrolub SE	5,992	225,027
Hannover Rueck SE	1,789	302,391
Henkel AG & Co. KGaA	4,900	448,561
Hugo Boss AG	3,893	208,523
Merck KGaA	3,586	403,894
Muenchener Rueckversicherungs-Gesellschaft AG	1,202	310,980
SAP AG	6,410	753,608
		4,235,574

Hong Kong (2.6%)
Hang Lung Properties Ltd.	155,400	352,933
Hang Seng Bank Ltd.	17,220	371,315
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Hong Kong, continued
Hysan Development Co. Ltd.	72,000	290,297
MTR Corp. Ltd.	64,900	364,351
		1,378,896

Ireland (1.6%)
Experian PLC	14,071	449,562
Kerry Group PLC	3,467	405,415
		854,977

Israel (0.6%)
Nice Systems Ltd.(a)	2,355	339,139
		339,139

Italy (1.5%)
Snam SpA	78,869	398,299
Terna Rete Elettrica Nazionale SpA	62,748	403,048
		801,347

Japan (23.9%)
Astellas Pharma, Inc.	20,850	296,714
Benesse Holdings, Inc.	12,560	325,995
Canon, Inc.	16,175	431,269
Central Japan Railway Co.	2,115	434,699
Chugai Pharmaceutical Co. Ltd.	5,300	411,803
Daiwa House Industry Co. Ltd.	16,390	531,526
Denso Corp.	7,000	307,492
East Japan Railway Co.	3,025	288,482
Fast Retailing Co. Ltd.	805	478,115
INPEX Corp.	49,200	451,042
JSR Corp.	17,200	275,079
Kao Corp.	3,900	288,018
KDDI Corp.	12,600	329,248
Kurita Water Industries Ltd.	10,900	291,682
Mitsubishi Estate Co. Ltd.	25,500	491,555
Nippon Telegraph & Telephone Corp.	7,632	363,987
Nitto Denko Corp.	7,200	346,580
Nomura Research Institute Ltd.	23,364	464,860
NTT DOCOMO, Inc.	14,310	364,401
Oracle Corporation Japan	3,700	320,683
Oriental Land Co. Ltd.	3,765	572,534
Secom Co. Ltd.	3,935	358,813
Sumitomo Mitsui Financial Group, Inc.	14,850	507,546
Sysmex Corp.	4,300	287,648
Terumo Corp.	13,600	437,776
The Chiba Bank Ltd.	51,945	267,148
The Hachijuni Bank Ltd.	65,140	265,115
The Shizuoka Bank Ltd.	33,180	247,062
Tokio Marine Holdings, Inc.	9,250	494,457
Tokyo Gas Co. Ltd.	15,500	390,618
Toyota Motor Corp.	9,340	623,415
Yahoo Japan Corp.	94,835	266,671
Yamato Holdings Co. Ltd.	13,075	196,651
		12,408,684

Luxembourg (0.6%)
Tenaris SA	31,976	339,205
		339,205

Netherlands (3.5%)
AKZO Nobel NV	4,979	443,802
Koninklijke Ahold Delhaize NV	18,813	470,632
Koninklijke Vopak NV	8,600	441,997
Wolters Kluwer NV	6,754	493,006
		1,849,437

Norway (0.9%)
Statoil ASA	23,542	447,957
		447,957

Schedule of Portfolio Investments	Walden International Equity Fund
September 30, 2019 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Singapore (1.3%)
ComfortDelGro Corp. Ltd.	209,350	363,613
Singapore Exchange Ltd.	50,600	310,162
		673,775

Spain (2.2%)
Enagas SA	13,235	306,644
Gas Natural SDG SA	13,947	369,954
Inditex SA	15,243	471,775
		1,148,373

Sweden (2.1%)
Atlas Copco AB, Class A	10,300	317,335
Hennes & Mauritz AB	19,766	383,301
Svenska Handelsbanken AB	44,986	421,373
		1,122,009

Switzerland (8.6%)
ABB Ltd.	18,018	354,112
Cie Financiere Richemont SA	3,966	291,031
Givaudan SA	181	505,015
Nestle SA	8,100	879,002
Roche Holding AG	3,698	1,076,452
SGS SA	134	332,247
Sonova Holding AG-REG	1,830	425,496
Zurich Insurance Group AG	1,658	634,752
		4,498,107

United Kingdom (13.5%)
Admiral Group PLC	9,911	258,049
Burberry Group PLC	12,989	347,131
Compass Group PLC	19,897	511,936
Croda International PLC	5,575	333,074
Investec PLC	60,916	313,540
ITV PLC	155,179	240,169
Johnson Matthey PLC	8,313	312,400
London Stock Exchange Group PLC	6,576	590,770
Marks & Spencer Group PLC	102,306	231,973
National Grid PLC	47,157	511,239
Next PLC	3,982	302,810
Reckitt Benckiser Group PLC	5,600	436,727
RELX PLC	14,529	345,155
Sage Group PLC	41,182	350,022
Schroders PLC	6,790	256,669
Smith & Nephew PLC	22,159	533,633
Smiths Group PLC	13,800	266,340
Unilever PLC	9,200	553,038
WPP PLC	22,392	280,220
		6,974,895

TOTAL COMMON STOCKS (Cost $48,017,459)		51,434,150

INVESTMENT COMPANIES (1.1%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.82% (b)	571,375	571,375
TOTAL INVESTMENT COMPANIES (Cost $571,375)		571,375

Total Investments (Cost $48,588,834) — 99.6%		52,005,525
Other assets in excess of liabilities — 0.4%		189,774
NET ASSETS — 100.0%		$52,195,299

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2019.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of September 30, 2019:

Industry	Percentage of Total Net Assets (%)
Financials	20.6
Industrials	14.0
Health Care	11.1
Consumer Staples	11.0
Consumer Discretionary	10.4
Materials	7.2
Energy	6.9
Information Technology	5.9
Communication Services	5.0
Real Estate	3.2
Utilities	3.2
Investment Companies	1.1
Other net assets	0.4
Total	100.0%